Share-Based Compensation	6 Months Ended
Jun. 30, 2020
Share-based Payment Arrangement [Abstract]
Share-Based Compensation
12.	Share-Based Compensation
On March 19, 2020, the Company granted 37,975 restricted shares under the Navigator Holdings Ltd. 2013 Long-Term Incentive Plan (the “2013 Plan”) to
non-employee
directors with a weighted average value of $7.90 per share. These restricted shares vest on the first anniversary of the grant date. On the same date the Company granted 17,240 restricted shares to the Executive Chairman of the Board and 25,579 restricted shares to the officers and employees of the Company with a weighted average value of $7.90 per share. All of these restricted shares vest on the third anniversary of the grant date.
During the six months ended June 30, 2020, 27,125 shares that were granted to non-employee
directors on March 20, 2019 under the 2013 Plan vested with a weighted average grant value of $11.06 per share, which had a fair value of $114,739. In addition, 62,763 shares that were granted in 2017 to the then Chief Executive Officer and officers and employees of the Company, all of which had a weighted average grant value of $12.77, vested at a fair value of $265,107. In addition, in April 2020, 2,144 shares granted to an employee of the Company with a value of $11.98 per share were forfeited.
On March 20, 2019, the Company also granted 94,764 restricted shares to the Chairman on the Board and a further 47,124 restricted shares were granted to officers and employees of the Company with a weighted average value of $11.06 per share. These restricted shares are due to vest on the third anniversary of the grant date.
During the year ended December 31, 2019, there were 29,898 shares that were previously granted to non-employee
directors under the 2013 Plan with a weighted average grant value of $12.04 per share, which vested at a fair value of $336,054. In addition, 48,147 shares that were granted in 2016 to the then Chief Executive Officer and officers and employees of the Company, all of which had a weighted average grant value of $15.80, vested at a fair value of $548,218. In addition, 5,000 shares granted to a non-employee
director in 2018 who then subsequently became the Chief Executive of the Company vested at a fair value of $60,300. On August 14, 2019, 5,245 shares granted to a non-employee
director with a value of $11.06 per share were cancelled.
Restricted share activity for the year ended December 31, 2019 and the six months ended June 30, 2020 was as follows:

	Number of non-vested restricted shares	Weighted average grant date fair value	Weighted average remaining contractual term
Balance as of January 1, 2019	243,188	$12.98	1.30 years
Granted	174,438	11.06
Vested	(83,045)	14.24
Cancelled	(5,425)	11.06

Balance as of December 31, 2019	329,156	$11.68	1.38 years
Granted	80,794	7.90
Vested	(89,888)	12.25
Forfeited	(2,144)	11.98

Balance as of June 30, 2020	317,918	$10.55	1.43 years

Using the straight-line method of expensing the restricted stock grants, the weighted average estimated value of the shares calculated at the date of grant is recognized as compensation cost in the consolidated statement of operations over the period to the vesting date.
During the six months ended June 30, 2020, the Company recognized $615,145 in share-based compensation costs relating to share grants (six months ended June 30, 2019: $746,446). As of June 30, 2020, there was a total of $1,642,571 unrecognized compensation costs relating to the expected future vesting of share-based awards (December 31, 2019: $1,774,202) which are expected to be recognized over a weighted average period of 1.43 years (December 31, 2019: 1.38 years).
Share options previously issued under the 2013 Plan are exercisable from the third anniversary of the grant date up to the tenth anniversary of the date of grant. The fair value of each option is calculated on the date of grant based on the Black-Scholes valuation model. Expected volatilities are based on the historic volatility of the Company’s stock price and other factors. The Company does not currently pay dividends and it is assumed this will not change. The expected term of the options granted is anticipated to be between 4 and 6.5 years. The risk-free rate is the rate adopted from the U.S. Government Zero Coupon Bond.
The movement in the existing share options for the year ended December 31, 2019 and the six months ended June 30, 2020 was as follows:

Options	Number of options outstanding	Weighted average exercise price per share	Aggregate intrinsic value
Balance as of January 1, 2019	343,936	$21.43	—
Granted during the year	6,000	18.95	—

Balance as of December 31, 2019	349,936	21.39	$—
Forfeited during the period	(10,000)	20.82	—

Balance as of June 30, 2020	339,936	21.40	$—

The weighted-average remaining contractual term of options outstanding and exercisable at June 30, 2020 was 4.22 years.
On January 5, 2020, 6,000 share options granted on January 5, 2019 at an option price of $18.95 became exercisable. These options can be exercised up to the sixth anniversary of the grant date. None of the options vested and outstanding were exercised as of June 30, 2020.
During the six months ended June 30, 2020, the Company recognized a credit of $77,364 to share-based compensation costs (Six months ended June 30, 2019: no unrecognized compensation costs) relating to options forfeited under the 2013 Plan. As of June 30, 2020, there were no unrecognized compensation costs (December 31, 2019: no unrecognized compensation costs) relating to options under the 2013 Plan.